SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]


Post-Effective Amendment No.    11  (File No. 333-61346)                   [X]
                             -------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


Amendment No. 12 (File No. 811-10383)


AXP Variable Portfolio - Partners Series, Inc.
50606 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)
    [ ] immediately upon filing pursuant to paragraph  (b)
    [X] as soon as practicable pursuant to paragraph  (b)
    [ ] 60 days after  filing pursuant to paragraph  (a)(1)
    [ ] on (date) pursuant to paragraph  (a)(1)
    [ ] 75 days after filing  pursuant to paragraph  (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
    [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-effective Amendment No. 11 is to delay the effective date of Post-Effective Amendment No. 10 which was filed on or about May 17, 2005. The contents of Post-Effective Amendment No. 10 are incorporated by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Partners Series, Inc., certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 28th day of July, 2005.


AXP VARIABLE PORTFOLIO-PARTNERS SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Steven A. Turbenson
   --------------------------
         Steven A. Turbenson, Assistant Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of July, 2005.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney dated Nov. 11, 2004, filed electronically on or about May 17, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-61346, by:


/s/ Leslie L. Ogg
----------------------
    Leslie L. Ogg